T. ROWE PRICE TARGET 2045 FUND
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 77.8%
T. Rowe Price Funds:
Growth Stock Fund	26,184	7,466	6,614	398,589	28,192
Value Fund	25,024	8,168	5,922	783,252	26,498
Overseas Stock Fund	10,450	3,237	2,410	1,112,781	11,172
International Value Equity Fund	9,065	4,180	2,324	844,011	10,550
International Stock Fund	10,242	3,062	3,078	610,501	10,409
Equity Index 500 Fund	8,910	2,842	2,115	123,104	9,692
Emerging Markets Stock Fund	6,514	1,955	1,335	163,602	7,043
Mid-Cap Growth Fund	5,469	1,696	1,189	65,267	5,728
Mid-Cap Value Fund	4,873	1,543	1,291	199,088	4,985
New Horizons Fund(2)	3,649	1,330	662	69,692	4,215
Small-Cap Stock Fund(2)	3,297	1,049	682	72,918	3,480
Small-Cap Value Fund	3,010	966	704	71,490	3,023
Real Assets Fund	2,599	867	603	255,272	2,668
Total Equity Mutual Funds (Cost $125,385)					127,655

BOND MUTUAL FUNDS 22.1%
T. Rowe Price Funds:
New Income Fund	15,373	5,145	5,160	1,599,563	15,916
International Bond Fund (USD
Hedged)	5,080	1,730	1,259	559,377	5,661
U. S. Treasury Long-Term Fund	4,834	1,427	2,623	265,559	3,861
Dynamic Global Bond Fund	3,401	1,395	894	413,925	3,800
Emerging Markets Bond Fund	3,197	1,107	957	290,062	3,376
High Yield Fund	2,296	944	601	402,115	2,614
Floating Rate Fund	669	721	242	118,377	1,129
Total Bond Mutual Funds (Cost $34,943)					36,357

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2045 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.32% (3)	197	2,865	2,959	102,450	103
Total Short-Term Investments (Cost $103)					103
Total Investments in Securities 100.0%
(Cost $160,431)					$164,115
Other Assets Less Liabilities (0.0%)					(4)
Net Assets 100.0%					$164,111

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2045 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(20)	$(102)	$74
Emerging Markets Bond Fund	17	29	139
Emerging Markets Stock Fund	528	(91)	105
Equity Index 500 Fund	778	55	156
Floating Rate Fund	1	(19)	30
Growth Stock Fund	2,491	1,156	108
High Yield Fund	32	(25)	108
International Bond Fund (USD
Hedged)	133	110	80
International Stock Fund	398	183	300
International Value Equity Fund	182	(371)	337
Mid-Cap Growth Fund	600	(248)	22
Mid-Cap Value Fund	214	(140)	96
New Horizons Fund	710	(102)	—
New Income Fund	214	558	369
Overseas Stock Fund	399	(105)	288
Real Assets Fund	111	(195)	89
Small-Cap Stock Fund	408	(184)	—
Small-Cap Value Fund	273	(249)	27
U. S. Treasury Long-Term Fund	513	223	85
Value Fund	980	(772)	568
U.S. Treasury Money Fund	—	—	6
Totals	$8,962#	$(289)	$2,987+

# Capital gain distributions from mutual funds represented $2,332 of the net realized gain
(loss).
+ Investment income comprised $2,987 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2045 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Target 2045 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.